Staff numbers and costs (Details) € in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€) employee	Mar. 31, 2024 EUR (€) employee	Mar. 31, 2023 EUR (€) employee
Staff numbers and costs
Flight and cabin crew | employee	25,577	23,214	19,732
Sales, operations, management and administration | employee	1,499	1,284	1,065
Total number of staff | employee	27,076	24,498	20,797
Number of aviation professionals | employee	25,952	27,076	22,261
Payroll costs
Staff and related costs	€ 1,537.1	€ 1,335.4	€ 1,085.4
Social welfare costs	182.7	156.1	80.8
Other pension costs	18.5	12.4	9.0
Share based payments	12.8	(3.9)	16.2
Total payroll costs	1,751.1	1,500.0	1,191.4
Costs associated with the defined benefit plans	0.0	0.0	0.0
Staff costs capitalized during the period	€ 65.0	€ 58.0	€ 36.0